Offsetting financial liabilities (Detail) - CHF (SFr) SFr in Billions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Netting recognized on the balance sheet
Gross liabilities before netting		SFr 233.0	SFr 276.9
Netting with gross assets	[1]	(79.9)	(89.1)
Net liabilities recognized on the balance sheet		153.0	187.9
Netting potential not recognized on the balance sheet
Financial assets	[2]	(107.3)	(137.0)
Collateral pledged	[2]	(22.1)	(22.9)
Liabilities after consideration of netting potential	[2]	23.7	28.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	64.6	65.9
Total liabilities
Total liabilities after consideration of netting potential		88.3	93.9
Total liabilities recognized on the balance sheet		217.6	253.7
Decrease in gross assets and liabilities and corresponding netting after change to a settlement model		11.4
Cash collateral on securities lent
Netting recognized on the balance sheet
Gross liabilities before netting		1.7	2.6
Netting with gross assets	[1]	0.0	0.0
Net liabilities recognized on the balance sheet		1.7	2.6
Netting potential not recognized on the balance sheet
Financial assets	[2]	(0.6)	(0.9)
Collateral pledged	[2]	(1.2)	(1.7)
Liabilities after consideration of netting potential	[2]	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	0.1	0.2
Total liabilities
Total liabilities after consideration of netting potential		0.1	0.2
Total liabilities recognized on the balance sheet		1.8	2.8
Repurchase agreements
Netting recognized on the balance sheet
Gross liabilities before netting		88.4	76.7
Netting with gross assets	[1]	(76.8)	(71.5)
Net liabilities recognized on the balance sheet		11.6	5.2
Netting potential not recognized on the balance sheet
Financial assets	[2]	(6.9)	(2.1)
Collateral pledged	[2]	(4.7)	(3.1)
Liabilities after consideration of netting potential	[2]	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	3.6	1.4
Total liabilities
Total liabilities after consideration of netting potential		3.6	1.4
Total liabilities recognized on the balance sheet		15.3	6.6
Negative replacement values
Netting recognized on the balance sheet
Gross liabilities before netting		111.4	146.3
Netting with gross assets	[1]	(2.1)	(2.5)
Net liabilities recognized on the balance sheet		109.4	143.9
Netting potential not recognized on the balance sheet
Financial assets	[2]	(83.5)	(113.1)
Collateral pledged	[2]	(15.0)	(16.6)
Liabilities after consideration of netting potential	[2]	10.9	14.2
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	6.8	10.0
Total liabilities
Total liabilities after consideration of netting potential		17.7	24.2
Total liabilities recognized on the balance sheet		116.1	153.8
Cash collateral payables on derivative instruments
Netting recognized on the balance sheet
Gross liabilities before netting	[4]	29.5	48.5
Netting with gross assets	[1],[4]	(1.0)	(15.1)
Net liabilities recognized on the balance sheet	[4]	28.4	33.4
Netting potential not recognized on the balance sheet
Financial assets	[2],[4]	(16.3)	(20.8)
Collateral pledged	[2],[4]	(1.2)	(1.4)
Liabilities after consideration of netting potential	[2],[4]	11.0	11.2
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3],[4]	1.8	2.1
Total liabilities
Total liabilities after consideration of netting potential	[4]	12.8	13.3
Total liabilities recognized on the balance sheet	[4]	30.2	35.5
Financial liabilities designated at fair value
Netting recognized on the balance sheet
Gross liabilities before netting		1.9	2.8
Netting with gross assets	[1]	0.0	0.0
Net liabilities recognized on the balance sheet		1.9	2.8
Netting potential not recognized on the balance sheet
Financial assets	[2]	0.0	0.0
Collateral pledged	[2]	(0.1)	(0.2)
Liabilities after consideration of netting potential	[2]	1.8	2.6
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	52.3	52.2
Total liabilities
Total liabilities after consideration of netting potential		54.1	54.8
Total liabilities recognized on the balance sheet		54.2	55.0
UBS AG
Netting recognized on the balance sheet
Gross liabilities before netting		233.0	276.9
Netting with gross assets	[1]	(79.9)	(89.1)
Net liabilities recognized on the balance sheet		153.0	187.9
Netting potential not recognized on the balance sheet
Financial assets	[2]	(107.3)	(137.0)
Collateral pledged	[2]	(22.1)	(22.9)
Liabilities after consideration of netting potential	[2]	23.7	28.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	64.6	65.9
Total liabilities
Total liabilities after consideration of netting potential		88.3	93.9
Total liabilities recognized on the balance sheet		217.6	253.7
Decrease in gross assets and liabilities and corresponding netting after change to a settlement model		11.4
UBS AG | Cash collateral on securities lent
Netting recognized on the balance sheet
Gross liabilities before netting		1.7	2.6
Netting with gross assets	[1]	0.0	0.0
Net liabilities recognized on the balance sheet		1.7	2.6
Netting potential not recognized on the balance sheet
Financial assets	[2]	(0.6)	(0.9)
Collateral pledged	[2]	(1.2)	(1.7)
Liabilities after consideration of netting potential	[2]	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	0.1	0.2
Total liabilities
Total liabilities after consideration of netting potential		0.1	0.2
Total liabilities recognized on the balance sheet		1.8	2.8
UBS AG | Repurchase agreements
Netting recognized on the balance sheet
Gross liabilities before netting		88.4	76.7
Netting with gross assets	[1]	(76.8)	(71.5)
Net liabilities recognized on the balance sheet		11.6	5.2
Netting potential not recognized on the balance sheet
Financial assets	[2]	(6.9)	(2.1)
Collateral pledged	[2]	(4.7)	(3.1)
Liabilities after consideration of netting potential	[2]	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	3.6	1.4
Total liabilities
Total liabilities after consideration of netting potential		3.6	1.4
Total liabilities recognized on the balance sheet		15.3	6.6
UBS AG | Negative replacement values
Netting recognized on the balance sheet
Gross liabilities before netting		111.4	146.3
Netting with gross assets	[1]	(2.1)	(2.5)
Net liabilities recognized on the balance sheet		109.4	143.9
Netting potential not recognized on the balance sheet
Financial assets	[2]	(83.5)	(113.1)
Collateral pledged	[2]	(15.0)	(16.6)
Liabilities after consideration of netting potential	[2]	10.9	14.2
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	6.8	10.0
Total liabilities
Total liabilities after consideration of netting potential		17.7	24.2
Total liabilities recognized on the balance sheet		116.1	153.8
UBS AG | Cash collateral payables on derivative instruments
Netting recognized on the balance sheet
Gross liabilities before netting	[4]	29.5	48.5
Netting with gross assets	[1],[4]	(1.0)	(15.1)
Net liabilities recognized on the balance sheet	[4]	28.4	33.4
Netting potential not recognized on the balance sheet
Financial assets	[2],[4]	(16.3)	(20.8)
Collateral pledged	[2],[4]	(1.2)	(1.4)
Liabilities after consideration of netting potential	[2],[4]	11.0	11.2
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3],[4]	1.8	2.1
Total liabilities
Total liabilities after consideration of netting potential	[4]	12.8	13.3
Total liabilities recognized on the balance sheet	[4]	30.2	35.5
UBS AG | Financial liabilities designated at fair value
Netting recognized on the balance sheet
Gross liabilities before netting		1.9	2.8
Netting with gross assets	[1]	0.0	0.0
Net liabilities recognized on the balance sheet		1.9	2.8
Netting potential not recognized on the balance sheet
Financial assets	[2]	0.0	0.0
Collateral pledged	[2]	(0.1)	(0.2)
Liabilities after consideration of netting potential	[2]	1.8	2.6
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	[3]	52.3	52.2
Total liabilities
Total liabilities after consideration of netting potential		54.1	54.8
Total liabilities recognized on the balance sheet		SFr 54.2	SFr 55.0

[1]
The logic of the table results in amounts presented in the “Netting with gross assets” column corresponding directly to the amounts presented in the “Netting with gross liabilities” column in the assets table presented on the previous page.

[2]
For the purpose of this disclosure, the amounts of financial instruments and cash collateral presented have been capped by the relevant netting agreement so as not to exceed the net amount of financial liabilities presented on the balance sheet; i.e., over-collateralization, where it exists, is not reflected in the table.

[3]	Includes liabilities not subject to enforceable netting arrangements and other out-of-scope items.
[4]
The net amount of Cash collateral payables on derivative instruments recognized on the balance sheet includes certain OTC derivatives that are net settled on a daily basis either legally or in substance under IAS 32 principles and ETD that are economically settled on a daily basis.